Income Taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,910	$ 3,878
Unused tax losses for which a deferred tax asset has not been recognised	629	597
Capital tax losses for which no deferred tax asset recognised	27	26
Income tax expense (benefit)	1,040	461
Temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognised	$ 3,947	$ 4,606
Applicable tax rates	27.75%	27.80%
Sun Life UK | Disposal groups classified as held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense (benefit)	$ 98
Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated non-capital tax losses	$ 3,205	$ 4,388
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rates	0.00%
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rates	25.00%
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net capital losses	$ 10	9
U.S. | Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2	2
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18	0
Capital losses	$ 343	$ 202